Cover	Apr. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2026
Entity File Number	1-1169
Entity Registrant Name	Timken Co
Entity Central Index Key	0000098362
Entity Tax Identification Number	34-0577130
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	4500 Mt. Pleasant St. NW
Entity Address, City or Town	North Canton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44720
City Area Code	234
Local Phone Number	262-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	TKR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false